Improvements to concession assets - net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to Concession Assets - Net
8.
Improvements to concession assets - net

As of December 31, 2020, 2021 and 2022, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

	Balance as of January 1, 2021		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2021
Investment:
Improvements to concession assets	Ps.	17,627,214	Ps.	379,965	Ps.	(24,144)	Ps.	928,723	Ps.	120,768	Ps.	19,032,526
Construction in-progress		2,684,629		3,586,390		—		(928,723)		10,282		5,352,578
Total investment		20,311,843		3,966,355		(24,144)		—		131,050		24,385,104
Accumulated amortization		(6,548,003)		(945,086)		13,837		—		(48,000)		(7,527,252)
Net amounts	Ps.	13,763,840	Ps.	3,021,269	Ps.	(10,307)	Ps.	—	Ps.	83,050	Ps.	16,857,852

	Balance as of January 1, 2022		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2022
Investment:
Improvements to concession assets	Ps.	19,032,526	Ps.	346,931	Ps.	(29,567)	Ps.	2,997,862	Ps.	(241,843)	Ps.	22,129,629
Construction in-progress		5,352,578		4,233,640		—		(2,997,862)		(20,144)		6,544,492
Total investment		24,385,104		4,580,571		(29,567)		-		(261,987)		28,674,121
Accumulated amortization		(7,527,252)		(995,671)		14,068		—		95,227		(8,413,628)
Net amounts	Ps.	16,857,852	Ps.	3,584,900	Ps.	(15,499)	Ps.	-	Ps.	(166,760)	Ps.	20,260,493

As of December 31, 2020, 2021 and 2022, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2020		December 31, 2021		December 31, 2022
Net amounts:
Improvements to concession assets	Ps.	11,079,211	Ps.	11,505,274	Ps.	13,692,281
Construction in-progress		2,684,629		5,352,578		6,568,212
Total amounts	Ps.	13,763,840	Ps.	16,857,852	Ps.	20,260,493

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2020, 2021 and 2022, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps.540,854, Ps.1,427,990 and Ps.853,467, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building, expansion of the general apron at the San José del Cabo airport, the building of a new runway and taxing runway, roads, hangar area, mixed-use building and parking lots at the Guadalajara airport, rehabilitation of taxiway in Puerto Vallarta airport, as well as the expansion of the terminal at the Montego Bay airport.